Condensed financial information of the company - Condensed cash flow (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Condensed Statement of Income Captions [Line Items]
Net cash provided by operating activities	$ 556,282	$ 1,765,733
Net cash used in investing activities	(304,981)	4,447,027
Net cash provided by financing activities	0
Net cash inflow(outflow)	(1,289,232)	6,258,999
Parent company | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Net cash provided by operating activities	(862,420)	3,468,883
Net cash used in investing activities	(245,000)	(2,020,000)
Net cash inflow(outflow)	$ (1,107,420)	$ 1,448,883